Disclosure of deferred taxes (Details)	12 Months Ended
Dec. 31, 2017 CAD ($)
Statement [Line Items]
Income Taxes Disclosure Of Deferred Taxes 1	$ 23,793,000
Income Taxes Disclosure Of Deferred Taxes 2	22,585,000
Income Taxes Disclosure Of Deferred Taxes 3	1,580,000
Income Taxes Disclosure Of Deferred Taxes 4	0
Income Taxes Disclosure Of Deferred Taxes 5	3,979,000
Income Taxes Disclosure Of Deferred Taxes 6	674,000
Income Taxes Disclosure Of Deferred Taxes 7	115,000
Income Taxes Disclosure Of Deferred Taxes 8	148,000
Income Taxes Disclosure Of Deferred Taxes 9	(139,000)
Income Taxes Disclosure Of Deferred Taxes 10	(239,000)
Income Taxes Disclosure Of Deferred Taxes 11	730,000
Income Taxes Disclosure Of Deferred Taxes 12	(58,000)
Income Taxes Disclosure Of Deferred Taxes 13	(30,058,000)
Income Taxes Disclosure Of Deferred Taxes 14	(23,110,000)
Income Taxes Disclosure Of Deferred Taxes 15	0
Income Taxes Disclosure Of Deferred Taxes 16	$ 0